General information Schedule of Transactions Under Common Control, Balance Sheet Disclosure (Details) (North Atlantic Restructuring, USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended
	Apr. 14, 2011	Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
North Atlantic Restructuring
Assets, Current [Abstract]
Cash and cash equivalents		$ 0.2	$ 0.2
Restricted cash		18.0	18.0
Deferred tax assets		9.8	9.8
Related party receivables		341.9	341.9
Other current assets		3.1	3.1
Total current assets		373.0	373.0
Assets, Noncurrent [Abstract]
Goodwill		480.6	480.6
Deferred tax assets		29.4	29.4
Fixed assets (drilling rigs and newbuildings)		1,432.1	1,432.1
Restricted cash		92.2	92.2
Other non-current assets		113.1	113.1
Total non-current assets		2,147.4	2,147.4
Liabilities, Current [Abstract]
Current portion of long-term debt		146.6	146.6
Related party payables		16.0	16.0
Tax payable		147.0	147.0
Deferred taxes		10.6	10.6
Other current liabilities		38.5	38.5
Total current liabilities		358.7	358.7
Liabilities, Noncurrent [Abstract]
Long-term interest bearing debt		989.3	989.3
Deferred taxes		95.8	95.8
Pension liabilities		26.0	26.0
Other non-current liabilities		2.9	2.9
Total non-current liabilities		1,114.0	1,114.0
Net assets purchased entities	744.5	1,047.7	1,047.7
Purchase price	(675.0)	(2,354.8)	(2,354.8)
Contributed deficit		$ (1,307.1)	$ (1,307.1)	$ (1,186.1)	$ 1,186.1	$ 1,186.1